Self-Insurance Reserves (Details) (Property liability for rental equipment, U-Haul, USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property liability for rental equipment | U-Haul
Liability for Future Policy Benefit, by Product Segment [Line Items]
Self insurance reserve	$ 380.8	$ 380.1
Reduced self-insurance reserve	5.0	20.0
Accrued insurance, noncurrent	8.1	6.7
Estimated insurance recoveries	$ 0.5	$ 0.1